Initial Public Offering - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended
	Feb. 25, 2020	Dec. 31, 2019	Sep. 30, 2020
Initial Public Offering [Line Items]
Units issues on initial public offering	23,000,000
Gross proceeds from sale of stock	$ 230,000,000		$ 230,000,000
Deferred offering costs	$ 8,050,000	$ 73,356
Class A Shares [Member]
Initial Public Offering [Line Items]
Share price		$ 10.00	$ 10.00
Common stock warrants exercise price per share	$ 11.50
Over-Allotment Option
Initial Public Offering [Line Items]
Units issued on exercise of underwriters' over-allotment option	3,000,000
IPO [Member]
Initial Public Offering [Line Items]
Units issues on initial public offering	23,000,000
Share price	$ 10.00
Gross proceeds from sale of stock	$ 230,000,000
Deferred offering costs	13,200,000
Underwritting Commisions	$ 8,050,000
Proposed public offering [Member]
Initial Public Offering [Line Items]
Units issues on initial public offering		20,000,000
Share price		$ 10.00
Proposed public offering [Member] | Class A Shares [Member]
Initial Public Offering [Line Items]
Share price		10.00
Common stock warrants exercise price per share		$ 11.50
Proposed public offering [Member] | Over-Allotment Option
Initial Public Offering [Line Items]
Units issued on exercise of underwriters' over-allotment option		3,000,000